TAX STATUS	12 Months Ended
Dec. 31, 2025
EBP 112
EBP, Tax Status [Line Items]
TAX STATUS	TAX STATUS
The underlying non-standardized pre-approved plan has received an opinion letter from the Internal Revenue Service (“IRS”) dated June 30, 2020 stating that the form of the Plan is qualified under Section 401(a) of the IRC and, therefore, the trust is tax exempt. Although the Plan has been amended since receiving the opinion letter, the Plan administrator believes that the Plan is designed and currently being operated in compliance with the applicable requirements of the Code. The Plan administrator has not identified any uncertain tax positions which would require adjustment to or disclosure in the Plan’s financial statements as of December 31, 2025 and 2024. The IRS has the ability to examine the Plan’s tax return filings for all open tax years, which generally relate to the three prior years; however, there are currently no audits for any tax periods in progress. The Plan administrator believes it is no longer subject to income tax examinations for years prior to 2022.